Operating lease receivables - Net - Operating Lease Receivables Maturity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,349,995,316	$ 1,265,843,825	$ 1,063,992,066
Not later than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	262,387,963	245,419,836	204,723,974
Later than 1 year and not later than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	232,726,281	219,689,252	185,428,586
Later than 2 years and not later than 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	205,507,984	188,993,507	159,216,035
Later than 3 years and not later than 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	174,301,343	159,770,222	131,910,956
Later than 4 years and not later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	142,297,376	129,818,124	109,066,450
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 332,774,369	$ 322,152,884	$ 273,646,065